Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Components of Inventory	Inventories consisted of the following (in thousands):
	September 30, 2017	December 31, 2016
Raw materials	$676	$761
WIP	101	75
Finished goods	4,889	6,377
	$5,666	$7,213
The components of inventory were as follows (in thousands):
	As of December 31,
	2016	2015
Raw materials	$761	$819
WIP	75	235
Finished goods	6,377	8,077
	$7,213	$9,131